J.P. MORGAN SERIES TRUST II - Equity Portfolio
Supplement dated June 9, 1999 to the following Prospectuses:

J.P. Morgan Series Trust II (combined) dated April 13, 1999
J.P. Morgan Series Trust II - Equity Portfolio dated April 13, 1999

The following changes are effective July 1, 1999:

     The name of the Portfolio is changed to "J.P. Morgan U.S. Disciplined Equity Portfolio".

The following supersedes and replaces the information under the heading "Investment Approach":

The portfolio invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the portfolio's weightings are similar to those of the S&P 500. The portfolio does not look to overweight or underweight industries. Within each industry, the portfolio modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. (The process used to rank stocks according to their relative valuations is described under "U.S. Equity Management Approach".)

The second paragraph under the heading "Main Risks" is replaced by the following:
By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the portfolio seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

The second paragraph under the heading "Portfolio Management" is replaced by the following:

     The portfolio management team is led by James C. Wiess and Timothy J. Devlin, both vice presidents. Mr. Wiess has been at J.P. Morgan since 1992, and prior to managing this portfolio managed other structured equity portfolios for J.P. Morgan. Mr. Devlin has been at J.P. Morgan since July of 1996, and prior to that time was an equity portfolio manager at Mitchell Hutchins Asset Management Inc.


     The following replaces the section entitled "Past performance" with respect to J.P. Morgan U.S. Disciplined Equity Portfolio:

Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.

     The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan U.S. Disciplined Equity Portfolio.

The bar chart indicates the risks by showing changes in the performance of the portfolio's shares from year to year since inception.

The table indicates the risks by showing how the portfolio's average annual returns for the past one year and life of the portfolio compare to those of the S&P 500 Index. This is a widely recognized, unmanaged index of U.S. stocks used as a measure of overall U.S. stock market performance.

The portfolio's past performance does not necessarily indicate how the fund will perform in the future.


Year-by-year total return (%)  Shows changes in returns by calendar year (1,2)
------------------------------------------------------------------------------
            1995         1996        1997         1998

40%         33.91

30%
                                     27.50
                         21.14                    23.28
20%

10%

0%
------------------------------------------------------------------------------

     / / J.P. Morgan U.S. Disciplined Equity Portfolio (formerly the J.P. Morgan Equity Portfolio)

For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 20.73% (for the quarter ended 12/31/98); and the lowest quarterly return was -11.00% (for the quarter ended 9/30/98).

Average annual total return (%) Shows performance over time, for periods ended December 31, 1998

                                       Past 1 yr.        Life of fund (1)
J.P. Morgan U.S. Disciplined Equity
Portfolio (after expenses)              23.28               26.37
--------------------------------------------------------------------------------
S&P 500 Index (no expenses)             28.58               30.51
--------------------------------------------------------------------------------

INVESTOR EXPENSES
The expenses of the portfolio are shown at right. The portfolio has no sales, redemption, exchange, or account fees. The annual portfolio expenses are deducted from portfolio assets prior to performance calculations.

Annual portfolio operating expenses (3)(%)
(expenses that are deducted from portfolio assets)
-------------------------------------------------------
Management fees                     0.35

Marketing (12b-1) fees              none

Other expenses                      1.08

Total operating expenses            1.43

Fee waiver and expense
reimbursement                       0.56
--------------------------------------------------------
Net expenses                                0.87
--------------------------------------------------------

     The example below is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes: $10, 000 initial investment, 5% return each year, net expenses for the first year and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the portfolio's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                    1 yr.   3 yrs.   5 yrs.   10 yrs.
Your cost($)                        89      397      728      1665
--------------------------------------------------------------------------------

(1) The portfolio's inception date was 12/31/94 and the portfolio commenced operations on 1/3/95.
(2)      The portfolio's fiscal year end is 12/31.
(3) The expense information in this table has been restated to reflect current fees. Effective 7/1/99, Morgan Guaranty Trust
         Company of New York ("Morgan Guaranty"), an affiliate of J.P. Morgan, has agreed to reimburse the portfolio to the extent cer tain expenses exceed 0.85% of the portfolio's average daily net assets through 12/31/99. For the period from 1/1/99 through 6/30/99, Morgan Guaranty agreed to reimburse the portfolio to the extent certain expenses exceed 0.90% of the portfolio's average daily net assets.


     The following supplements the information under the heading "U.S. Equity Management Approach."

The J.P. Morgan U.S. Disciplined Equity Portfolio (formerly the J.P. Morgan Equity Portfolio) commenced operations on 1/3/95. As of 7/1/99, the portfolio is managed similarly to the private accounts included in the Disciplined Equity Private Account Composite. The performance of these private accounts does not represent the portfolio's performance and should not be interpreted as indicative of the portfolio's future performance. The performance of this private account composite is shown below:

Total return (%) (unaudited) Shows changes in returns by calendar year (1,2)


---------------------------------------------------------------------------------------
          1990     1991     1992    1993     1994     1995     1996     1997    1998

40%
                                                      37. 33
30%                29.88                                                32.84
                                                                                31.39
20%                                                            22.78

10%                         11.30
                                    9.76
                                             1.80

0%

(10%)     (3.33)
---------------------------------------------------------------------------------------

/ / Disciplined Equity Private Account Composite

For the period covered by this year-by-year total return chart, the Composite's highest quarterly return was 22.40% (for the quarter ended 12/31/98); and the lowest quarterly return was -14.14% (for the quarter ended 9/30/90).

     Average annual total return (%) (unaudited) Shows performance over time, for periods ended December 31, 1998

--------------------------------------------------------------------------------
                                        1 yr.      5 yrs.    Since 10/31/89 (1)
Disciplined Equity Private Account
Composite (after expenses)(2)           31.39      24.54           18.64
--------------------------------------------------------------------------------
S&P 500 (3) (no expenses)               28.58      24.06           18.11
--------------------------------------------------------------------------------

(1)      The inception of the Private Account Composite is 10/31/89.
(2) The Composite reflects the historical performance of discretionary investment management accounts under the management of the portfolio's advisor with substantially similar objectives and policies as the portfolio. Historical Composite performance information reflects the deduction of the portfolio's total expenses of 0.85%, after reimbursement. The performance accounts in the Composite might have been lower if they were subject to the extra restrictions imposed on mutual funds. J.P. Morgan has prepared and presented this report in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(TM)), which went into effect on 1/1/93. Prior to that date, the Composite may not have included all discretionary accounts. AIMR has not been involved with the preparation or review of this report.
(3) The S&P 500 is an unmanaged index of U.S. stocks widely used as a measure of overall stock market performance.



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